NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Long-Term Purchase Commitment	As at June 30, 2023, the estimated timing of the firm outstanding payable in connection with the Newbuilds are as follows;

(in thousands of $)
2023	181,587
2024	289,900
Total outstanding commitments	471,487